Consolidated Statement Of Changes In Stockholders' Equity (USD $) In Millions	Total	COMMON STOCK	ADDITIONAL PAID-IN CAPITAL	RETAINED EARNINGS	ACCUMULATED OTHER COMPREHENSIVE LOSS	TREASURY STOCK
Beginning Balance at Dec. 31, 2009		$ 408.6	$ 888.3	$ 5,576.0	$ (361.6)	$ (199.2)
Net Unrealized Gains on Securities Available for Sale	28.2				28.2
Stock Options and Awards			(23.1)			41.0
Net Income	669.5			669.5
Net Unrealized Gains (Losses) on Cash Flow Hedges	37.6				37.5
Stock Options and Awards - Amortization			53.6
Dividends Declared - Common Stock				(273.4)
Stock Purchased						(6.9)
Foreign Currency Translation Adjustments	(18.3)				(15.0)
Stock Options and Awards - Tax Benefits	1.2		1.2
Pension and Other Postretirement Benefit Adjustments	8.8				5.6
Ending Balance at Dec. 31, 2010	6,830.3	408.6	920.0	5,972.1	(305.3)	(165.1)
Net Unrealized Gains on Securities Available for Sale	53.3				53.3
Stock Options and Awards			(13.2)			19.0
Net Income	603.6			603.6
Net Unrealized Gains (Losses) on Cash Flow Hedges	(18.4)				(18.4)
Stock Options and Awards - Amortization			71.3
Dividends Declared - Common Stock				(273.4)
Stock Purchased						(79.4)
Foreign Currency Translation Adjustments	(2.5)				(2.5)
Stock Options and Awards - Tax Benefits	(0.6)		(0.6)
Pension and Other Postretirement Benefit Adjustments	(72.7)				(72.7)
Ending Balance at Dec. 31, 2011	7,117.3	408.6	977.5	6,302.3	(345.6)	(225.5)
Net Unrealized Gains on Securities Available for Sale	61.2				61.2
Stock Options and Awards			(41.5)			74.4
Net Income	687.3			687.3
Net Unrealized Gains (Losses) on Cash Flow Hedges	5.6				5.6
Stock Options and Awards - Amortization			74.4
Dividends Declared - Common Stock				(286.9)
Stock Purchased						(162.9)
Foreign Currency Translation Adjustments	20.0				20.0
Stock Options and Awards - Tax Benefits	(2.3)		2.3
Pension and Other Postretirement Benefit Adjustments	(24.2)				(24.2)
Ending Balance at Dec. 31, 2012	$ 7,527.0	$ 408.6	$ 1,012.7	$ 6,702.7	$ (283.0)	$ (314.0)